Advisors Preferred Trust

Spectrum Low Volatility Fund

Investors Class Shares

Spectrum Advisors Preferred Fund

Investors Class Shares

Incorporated herein by reference is the definitive version of the prospectus for the Spectrum Low Volatility Fund, Investors Class Shares and Spectrum Advisors Preferred Fund, Investor Class Shares, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 18, 2023 (SEC Accession No. 0001580642-21-000731).